Goodwill and Intangible Assets - Schedule of intangible assets and accumulated amortization (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013
Finite-Lived Intangible Assets [Line Items]
Gross	$ 8,024	$ 2,729	$ 7,869
Accumulated Amortization	(2,001)	(515)	(3,397)
Net	6,023	2,214	4,472
WA Life	5 years 1 month 6 days	6 years 6 months
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross	3,373	1,670	3,319
Accumulated Amortization	(966)	(279)	(1,498)
Net	2,407	1,391	1,821
WA Life	7 years 7 months 6 days	8 years
Contractor and resume databases
Finite-Lived Intangible Assets [Line Items]
Gross	675	675	675
Accumulated Amortization	(270)	(135)	(371)
Net	405	540	304
WA Life	3 years	4 years
Tradename
Finite-Lived Intangible Assets [Line Items]
Gross	893	310	878
Accumulated Amortization	(193)	(64)	(324)
Net	700	246	554
WA Life	5 years 3 months 18 days	4 years
Internal use software
Finite-Lived Intangible Assets [Line Items]
Gross	2,978	74	2,892
Accumulated Amortization	(545)	(37)	(1,137)
Net	2,433	37	1,755
WA Life	3 years 1 month 6 days	1 year
Covenant not to compete
Finite-Lived Intangible Assets [Line Items]
Gross	105		105
Accumulated Amortization	(27)		(67)
Net	$ 78		$ 38
WA Life	1 year 6 months